Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (283,618)	$ (2,648,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	103	5,005
Loss on disposal of fixed assets		4,087
Debt discounts		125,000
Stock-based compensation		15,000
Amortization of options issued for services		649,255
Decrease (increase) in assets:
Other current assets		(110,741)
Inventory		(24,978)
Right-of-use assets		(258,754)
Security deposits	(13,092)	(69,542)
Increase (decrease) in liabilities:
Accounts payable	7,957	53,935
Accrued expenses	2,753	66,079
Lease liability		260,919
Net cash used in operating activities	(285,897)	(1,933,479)
Cash flows from investing activities
Purchase of fixed assets	(11,585)	(366,585)
Net cash used in investing activities	(11,585)	(366,585)
Cash flows from financing activities
Proceeds from convertible note payable		500,000
Proceeds from shareholders	207,000
Repayment of advances from shareholders		(207,000)
Proceeds from subscriptions receivable		602
Proceeds from sale of common stock	500,000	1,950,000
Net cash provided by financing activities	707,000	2,243,602
Effect of exchange rate changes on cash	35,402	143,001
Net increase in cash	444,920	86,539
Cash - beginning		125,846
Cash - ending	444,920	212,385
Supplemental disclosures:
Interest paid		14,965
Income taxes paid
Non-cash investing and financing transactions:
Fair value of net assets acquired in merger		9,306
Value of shares issued for conversion of debt		501,397
Beneficial conversion feature		$ 125,000